Segment Information - Schedule of Operating Segment Operating Results (Details) - Chief Operating Decision Maker [Member] - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Operating Segment Operating Results [Line Items]
Revenue		$ 164,481,414	$ 142,812,726	$ 150,356,539
Cost of revenues		128,175,996	109,865,595	115,874,809
Gross profit		$ 36,305,418	$ 32,947,131	$ 34,481,730
Gross profit margin		22.00%	23.00%	23.00%
Selling and marketing expenses		$ 5,180,682	$ 4,573,344	$ 3,300,555
General and administrative expenses		31,852,179	25,120,010	21,641,317
Research and development expenses		5,815,555	7,155,949	8,336,999
Other segment operating income (loss)	[1]	(1,165,694)	(1,363,757)	1,126,468
Operating (loss) income		$ (5,377,304)	$ (2,538,415)	$ 76,391
Operating margin		(3.00%)	(2.00%)	0.10%
Total other income		$ 301,690	$ 695,050	$ 693,255
(Loss) income before income taxes		(5,075,614)	(1,843,365)	769,646
Other segment (loss) income, net	[2]	(1,350,950)	(3,945)	(604,081)
Net (loss) income		(6,426,564)	(1,847,310)	165,565
IT services [Member]
Schedule of Operating Segment Operating Results [Line Items]
Revenue		162,467,057	141,818,338	150,356,539
Cost of revenues		127,362,787	109,506,676	115,874,809
Gross profit		$ 35,104,270	$ 32,311,662	$ 34,481,730
Gross profit margin		22.00%	23.00%	23.00%
Selling and marketing expenses		$ 4,939,341	$ 4,573,344	$ 3,300,555
General and administrative expenses		30,229,878	24,500,116	21,641,317
Research and development expenses		5,815,555	7,155,949	8,336,999
Other segment operating income (loss)	[1]	(1,165,694)	(1,363,757)	1,126,468
Operating (loss) income		$ (4,714,810)	$ (2,553,990)	$ 76,391
Operating margin		(3.00%)	(2.00%)	0.10%
Total other income		$ 310,617	$ 686,051	$ 693,255
(Loss) income before income taxes		(4,404,195)	(1,867,939)	769,646
Other segment (loss) income, net	[2]	(1,473,609)	(16,712)	(604,081)
Net (loss) income		(5,877,804)	(1,884,651)	165,565
Academic education services [Member]
Schedule of Operating Segment Operating Results [Line Items]
Revenue		2,047,049	1,042,832
Cost of revenues		819,260	367,886
Gross profit		$ 1,227,789	$ 674,946
Gross profit margin		60.00%	65.00%
Selling and marketing expenses		$ 241,341
General and administrative expenses		1,622,301	619,894
Research and development expenses
Other segment operating income (loss)	[1]
Operating (loss) income		$ (635,853)	$ 55,052
Operating margin		(31.00%)	(5.00%)
Total other income		$ (8,927)	$ 8,999
(Loss) income before income taxes		(644,778)	64,051
Other segment (loss) income, net	[2]	122,659	12,767
Net (loss) income		(522,119)	76,818
Intersegment Eliminations [Member]
Schedule of Operating Segment Operating Results [Line Items]
Revenue		(32,692)	(48,444)
Cost of revenues		(6,051)	(8,967)
Gross profit		(26,641)	$ (39,477)
Gross profit margin			81.00%
Selling and marketing expenses
General and administrative expenses
Research and development expenses
Other segment operating income (loss)	[1]
Operating (loss) income		(26,641)	$ (39,477)
Operating margin			(81.00%)
Total other income
(Loss) income before income taxes		(26,641)	(39,477)
Other segment (loss) income, net	[2]
Net (loss) income		$ (26,641)	$ (39,477)

[1]	Other segment operating income includes impairment of goodwill and subsidies and other operating income.
[2]	Other segment (loss) income includes provision for income taxes and share of income (loss) in equity method investees.